Employee benefits - Summary of employee benefit costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information about defined benefit plans [abstract]
Cost of services	$ (25)	$ (44)	$ (28)
Cost of interest	(639)	(458)	(219)
Settlement	364	0	0
Total	$ (300)	$ (502)	$ (247)